UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                                --------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Sigma Management Services, Inc.
          ----------------------------------------------------------------------
Address:  26261 Evergreen, Suite 455
          ----------------------------------------------------------------------
          Southfield, MI  48076
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-7002
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert M. Bilkie, Jr. CFA
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    (248) 223-0122
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert M. Bilkie, Jr.         Southfield, Michigan         August 14, 2002
------------------------------    ------------------------     -----------------
        [Signature]                  [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
                                        -------------------

Form 13F Information Table Entry Total: 64
                                        -------------------

Form 13F Information Table Value Total: $ 201,896
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

       ITEM 1:                ITEM 2:       ITEM 3:   ITEM 4:  ITEM 5:     ITEM 6:       ITEM 7:               ITEM 8:
------------------------  --------------   --------- -------- -------- ---------------- ---------     -----------------------
                                                      VALUE    SHARES/ SH/ PUT/ INVSTMT                   VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE   SHARED     NONE
------------------------  --------------   --------- -------- -------- ---------------- ---------     -----   ------   ------
3M Company                     com         88579y101      445     3617  SH      SOLE                     2180             1437
AOL Time Warner                com         00184A105     3008   204472  SH      SOLE                   171673            33837
Abbott Laboratories            com         002824100      413    10980  SH      SOLE                    10980              800
Advanced Tissue Sciences       com         00755F103       30    21000  SH      SOLE                    21000
Aflac                          com         001055102     5003   156348  SH      SOLE                   133043            23746
Allergan, Inc.                 com         018490102     2615    39173  SH      SOLE                    32698             6515
Amer Int'l Group               com         026874107     6651    97484  SH      SOLE                    81748            16057
American Express               com         025816109     2468    67949  SH      SOLE                    57199            10980
Amerisourcebergen Corp         com         03073E105     2082    27395  SH      SOLE                    23035             4455
Amgen                          com         031162100     3317    79200  SH      SOLE                    67445            12242
Automatic Data Proc            com         053015103     5740   131800  SH      SOLE                   106885            25106
BJ Services                    com         055482103     2185    64505  SH      SOLE                    54305            10375
Bank One Corp                  com         06423A103      706    18356  SH      SOLE                    18356
BiSys Group Inc.               com         055472104     3246    97480  SH      SOLE                    81190            16475
Biomet Inc                     com         090613100     2124    78315  SH      SOLE                    66705            12050
Bristol-Myers Squibb           com         110122108     3100   120623  SH      SOLE                   102846            21828
CVS Corp.                      com         126650100     1850    60471  SH      SOLE                    46445            14963
Cinergy Corp                   com         172474108     2124    59025  SH      SOLE                    49895             9315
Cintas Corp.                   com         172908105     3077    62247  SH      SOLE                    52752             9776
Cisco Systems Inc              com         17275R102     4332   310523  SH      SOLE                   264285            47622
Citigroup                      com         172967101     4158   107295  SH      SOLE                    89764            19062
Coca-Cola                      com         191216100      470     8386  SH      SOLE                     8386
Comerica                       com         200340107      902    14696  SH      SOLE                     5431             9265
Computer Sciences Corp         com         205363104     2073    43360  SH      SOLE                    36835             6745
Concord EFS Inc.               com         206197105     3292   109219  SH      SOLE                    93089            16652
Costco Wholesale Corp          com         22160K105     4779   123744  SH      SOLE                   102329            21640
Dell Computers                 com         247025109     2778   106283  SH      SOLE                    91418            15206
Emerson Electric               com         291011104     5021    93836  SH      SOLE                    78837            15489
Exxon-Mobil Corp               com         30231G102     7066   172678  SH      SOLE                   146492            31915
Fifth Third Bancorp            com         316773100     1326    19893  SH      SOLE                    19418             8851
Ford Motor Co                  com         345370100     1989   124314  SH      SOLE                   101725            26090
Genentech                      com         368710406     2166    64644  SH      SOLE                    55024             9812
General Dynamics Corp.         com         369550108     3565    33520  SH      SOLE                    27815             6085
General Electric               com         369604103     7542   259623  SH      SOLE                   214809            46508
Home Depot                     com         437076102     3431    93401  SH      SOLE                    79751            13945
Int'l Bus. Machines            com         459200101     3900    54172  SH      SOLE                    44930             9493
Intel Corp                     com         458140100     4171   228324  SH      SOLE                   191693            38080
Johnson & Johnson              com         478160104     3944    75471  SH      SOLE                    64244            13048
Kohl's Corp.                   com         500255104     3049    43514  SH      SOLE                    36409             7240
Lilly (eli)                    com         532457108      457     8107  SH      SOLE                     6607             2700
Manpower Inc.                  com         56418H100     2371    64520  SH      SOLE                    54910             9830
Marriott International         com         571903202     2390    62805  SH      SOLE                    53320             9685
McCormick & Company            com         579780206     1767    68610  SH      SOLE                    57940            10990
Medtronic Inc                  com         585055106     5762   134475  SH      SOLE                   112315            22487
Mellon Financial Corp.         com         58551A108      943    30000  SH      SOLE                    30000
Merck & Co                     com         589331107     5354   105724  SH      SOLE                    87384            18931
Microsoft                      com         594918104     7928   144945  SH      SOLE                   124663            21192
Mid Cap SPDR Tr Unit Ser 1     com         595635103     7466    83375  SH      SOLE                    67750            16110
Northern Trust Company         com         665859104     4455   101107  SH      SOLE                    82967            18317
Outback Steakhouse             com         689899102     2299    65500  SH      SOLE                    55485            10190
Pfizer, Inc                    com         717081103     4586   131021  SH      SOLE                   110961            21217
Pitney Bowes Inc.              com         724479100     4638   116770  SH      SOLE                    98095            18985
Procter & Gamble               com         742718109      428     4795  SH      SOLE                     4495              300
Qualcomm Inc                   com         747525103     2114    76907  SH      SOLE                    64652            12426
Royal Dutch Petrol             com         780257804      306     5528  SH      SOLE                     5528              600
S & P Depository Receipts      com         78462F103     1872    18917  SH      SOLE                    16287             2630
SBC Communications, Inc        com         78387G103     1891    62016  SH      SOLE                    51321            11415
SLM Corporation                com         78442p106     6769    69855  SH      SOLE                    58915            11180
Stryker Corp                   com         863667101     1882    35179  SH      SOLE                    22444            14135
Sysco Corp                     com         871829107     5982   219766  SH      SOLE                   186406            33700
Texas Instruments              com         882508104     3666   154668  SH      SOLE                   130753            24908
Vornado Realty Corp.           com         929042109     2654    57445  SH      SOLE                    48840             8740
Wal Mart Stores                com         931142103     3271    59466  SH      SOLE                    51796             7822
Wyeth                          com         026609107      507     9910  SH      SOLE                     9510              900